Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue	$ 584,814	$ 408,005	$ 296,910
Cost and operating expenses
Cost of revenue	499,434	342,909	247,670
Sales and marketing	20,483	13,822	11,739
Product development	12,449	7,042	10,339
General and administrative	32,913	19,391	7,843
Total cost and operating expenses	565,279	383,164	277,591
Income from operations	19,535	24,841	19,319
Other expense	2,302
Interest expense	7,938	7,021	1,194
Total other expense	10,240	7,021	1,194
Income before income taxes	9,295	17,820	18,125
Income tax (benefit)	(1,267)
Net income	10,562	17,820	18,125
Net (loss) attributable to non-controlling interest	(4,238)
Net income attributable to MediaAlpha, Inc.	$ (4,366)
Net (loss) per share of Class A common stock - basic and diluted	$ (0.14)
Weighted average shares of Class A common stock outstanding - basic and diluted	32,134,170
QL Holdings LLC
Cost and operating expenses
Net income	$ 19,166	$ 17,820	$ 18,125